UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07354

Name of Fund: BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Investment

Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.4%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.00%, 6/01/34	$1,745	$1,999,194
6.00%, 6/01/39	500	571,840
City of Hoover Alabama Board of Education, Refunding, Special Tax, Capital Outlay Warrants, 4.25%, 2/15/40	1,275	1,306,722

		3,877,756
Arizona — 6.4%
Arizona Board of Regents, RB, Arizona State University, Series C, 5.50%, 7/01/26	475	546,112
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	3,300	3,452,625
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 7/01/45 (a)	455	450,104
County of Pinal Arizona Electric District No. 3, Refunding RB, Electric System, 4.75%, 7/01/31	3,750	4,037,925
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,035	1,141,564
5.00%, 12/01/37	4,585	5,028,599
University Medical Center Corp., RB, 6.50%, 7/01/19 (b)	750	900,352
University Medical Center Corp., Refunding RB, 6.00%, 7/01/21 (b)	1,600	1,986,240

		17,543,521
Arkansas — 2.8%
Arkansas State University, RB, Jonesboro Campus, Series B, 4.00%, 12/01/28	600	632,784
City of Benton Arkansas, RB, 4.00%, 6/01/39	1,355	1,406,043
City of Hot Springs Arkansas, RB, Wastewater, 5.00%, 12/01/38	1,800	2,014,326
City of Little Rock Arkansas, RB, 4.00%, 7/01/41	2,955	2,972,110
Municipal Bonds	Par (000)	Value
Arkansas (concluded)
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	$465	$500,521

		7,525,784
California — 16.0%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 8/15/31	2,300	2,716,691
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (c)	1,500	1,431,900
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	3,000	3,439,980
County of Stanislaus California Tobacco Securitization Agency, RB, CAB, Sub-Series C, 0.00%, 6/01/55 (d)	7,090	80,188
Dinuba California Unified School District, GO, Election of 2006 (AGM), 5.75%, 8/01/33	535	618,893
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (c)	2,475	2,049,498
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (d)	12,000	4,235,040
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 8/01/30 (d)	2,270	1,273,652
0.00%, 8/01/33 (d)	4,250	1,553,120
0.00%, 8/01/39 (c)	3,000	2,532,510
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 8/01/33 (c)	4,200	4,169,802
State of California, GO, Refunding, Various Purposes:
5.00%, 2/01/38	2,000	2,245,440
4.00%, 10/01/44	3,500	3,602,830
State of California, GO, Various Purposes:
5.75%, 4/01/31	3,000	3,481,110
6.00%, 3/01/33	2,270	2,739,822
6.50%, 4/01/33	2,900	3,440,473

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Various Purposes (concluded):
5.50%, 3/01/40	$3,650	$4,241,519

		43,852,468
Colorado — 0.7%
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax (AGM), 6.00%, 12/01/38	750	878,700
University of Northern Colorado Greely, Refunding RB, Institutional Enterprise, Series A, 4.00%, 6/01/35	1,000	1,045,410

		1,924,110
Connecticut — 0.6%
Connecticut State Health & Educational Facility Authority, Refunding RB:
4.00%, 7/01/38	570	573,238
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	950	1,028,175

		1,601,413
Delaware — 0.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,800	2,049,138
Florida — 7.6%
City of Miami Beach Florida Stormwater Revenue, RB, 4.00%, 9/01/45 (e)	935	923,677
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 4.00%, 5/01/45	250	241,540
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/32 (d)	4,225	1,750,249
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/33 (d)	4,000	1,557,480
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/34 (d)	4,580	1,665,929
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/35 (d)	5,000	1,725,800
CAB, Subordinate Special Obligation, 0.00%, 10/01/32 (d)	5,000	2,337,000
CAB, Subordinate Special Obligation, 0.00%, 10/01/33 (d)	15,375	6,813,892
Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida, RB (concluded):
Series B, AMT, 6.00%, 10/01/32	$3,000	$3,618,510
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 6/01/32	200	211,476

		20,845,553
Georgia — 2.5%
City of Atlanta Georgia Water & Wastewater Revenue, 5.00%, 11/01/43	6,000	6,753,540
Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	600	643,446
Idaho — 4.2%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project Series A, 5.00%, 3/01/39	7,970	8,579,944
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/18 (b)	2,500	2,927,525

		11,507,469
Illinois — 9.2%
Chicago Public Building Commission, RB, Series A (NPFGC), 7.00%, 1/01/20 (f)	5,000	5,999,450
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/29	3,000	3,006,990
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	1,735	1,824,960
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,000	1,052,120
Illinois Finance Authority, RB, Rush University Medical Center, Series C, 6.63%, 5/01/19 (b)	1,200	1,441,596

2	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB:
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	$345	$345,017
OSF Healthcare System, Series A, 6.00%, 5/15/39	1,490	1,718,104
Roosevelt University Project, 6.50%, 4/01/44	1,500	1,605,075
Railsplitter Tobacco Settlement Authority, RB:
6.25%, 6/01/24	5,000	5,238,100
6.00%, 6/01/28	1,700	2,000,747
State of Illinois, GO, 5.00%, 2/01/39	1,000	1,004,810

		25,236,969
Indiana — 0.5%
Indiana Finance Authority, Refunding RB, U.S. Steel Corp. Project, 6.00%, 12/01/26	1,350	1,448,321
Iowa — 1.5%
Iowa Higher Education Loan Authority, RB, Private College Facility, Buena Vista University Project, 5.00%, 4/01/31	1,355	1,482,641
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, Upper Iowa University Project:
5.75%, 9/01/30	965	1,001,911
6.00%, 9/01/39	1,500	1,553,595

		4,038,147
Kansas — 2.9%
County of Seward Kansas Unified School District No. 480, GO, Refunding, 5.00%, 9/01/39	6,000	6,635,460
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/28	1,155	1,293,484

		7,928,944
Kentucky — 5.3%
Counties of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s Healthcare, 6.13%, 2/01/18 (b)	2,250	2,545,942
Municipal Bonds	Par (000)	Value
Kentucky (concluded)
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	$3,400	$3,759,380
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/23 (d)	8,500	6,463,315
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C (c):
0.00%, 7/01/34	1,000	714,940
0.00%, 7/01/39	1,395	981,355

		14,464,932
Louisiana — 1.9%
City of Alexandria Louisiana Utilities, RB, 5.00%, 5/01/39	1,790	1,980,814
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,565	1,862,648
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	600	661,428
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 4.25%, 5/15/40 (e)	695	685,520

		5,190,410
Maryland — 0.7%
County of Anne Arundel Maryland Consolidated, Special Taxing District, Villages at Two Rivers Project:
5.13%, 7/01/36	260	263,050
5.25%, 7/01/44	260	262,569

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Peninsula Regional Medical Center, 5.00%, 7/01/39	$1,360	$1,475,980

		2,001,599
Massachusetts — 0.9%
Massachusetts Development Finance Agency, Refunding RB, Emerson College, 5.00%, 1/01/41	2,400	2,532,696
Michigan — 3.7%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	360	369,508
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	4,150	4,244,537
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (b)	2,750	3,356,320
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	1,875	2,143,631

		10,113,996
Minnesota — 1.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,250	2,573,460
State Cloud Independent School District No 742, GO, Series A, 3.13%, 2/01/35	350	333,424

		2,906,884
Mississippi — 3.4%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	600	669,876
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 4/01/36	1,910	2,071,338
Municipal Bonds	Par (000)	Value
Mississippi (concluded)
Mississippi Development Bank, RB, Special Obligation (concluded):
County of Jackson Limited Tax Note (AGC), 5.50%, 7/01/32	$2,655	$2,992,132
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	3,150	3,545,482

		9,278,828
Missouri — 2.9%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	1,350	1,432,350
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	548,710
A.T. Still University of Health Sciences, 4.25%, 10/01/32	480	501,888
A.T. Still University of Health Sciences, 5.00%, 10/01/39	750	834,345
Heartland Regional Medical Center, 4.13%, 2/15/43	1,100	1,108,459
University of Central Missouri, Series C-2, 4.00%, 10/01/28	600	630,816
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,500	1,682,325
Missouri State Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/38	1,200	1,305,060

		8,043,953
Nebraska — 5.6%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	900	961,308
Douglas County Hospital Authority No. 2, RB, Madonna Rehabilitation Hospital Project, 4.00%, 5/15/33	1,945	1,913,258
Douglas County Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System:
4.13%, 11/01/36	2,100	2,101,638

4	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nebraska (concluded)
Douglas County Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System (concluded):
5.00%, 11/01/45	$600	$646,350
Minden Public Schools, GO, 4.00%, 12/15/39	500	505,235
Nebraska Public Power District, Refunding RB:
Series A, 5.00%, 1/01/32	2,535	2,824,167
Series A, 4.00%, 1/01/44	600	613,074
Series A-2, 5.00%, 1/01/40	3,000	3,290,850
Omaha School District, GO, 4.00%, 12/15/39	2,500	2,582,900

		15,438,780
Nevada — 1.0%
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 7/01/36	1,500	1,543,095
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	1,065	1,095,640

		2,638,735
New Jersey — 4.3%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (g)(h)	1,510	73,537
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.25%, 9/15/29	1,335	1,449,476
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	990	1,102,711
The Goethals Bridge Replacement Project (AGM), 5.13%, 7/01/42	300	322,797
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (b)	1,225	1,511,785
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care System, Series A:
4.63%, 7/01/23	770	848,555
5.00%, 7/01/25	500	562,535
5.63%, 7/01/37	2,560	2,864,333
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.50%, 10/01/38	$155	$160,782
New Jersey Transportation Trust Fund Authority, RB, Transportation Program, Series AA, 5.00%, 6/15/44	2,850	2,909,223

		11,805,734
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	680	745,586
New York — 9.6%
City of New York New York, GO, Fiscal 2014, Sub-Series A-1:
5.00%, 8/01/29	600	690,312
5.00%, 8/01/35	2,380	2,685,640
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT, 7.63%, 8/01/25 (i)	2,600	2,776,618
City of New York New York Industrial Development Agency, RB:
JFK International Airport Project, AMT, Series B, 2.00%, 8/01/28 (i)	1,835	1,837,184
PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,100	1,127,181
PILOT, Queens Baseball Stadium (AGC), 6.50%, 1/01/46	300	344,256
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	1,400	1,433,600
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,430	1,541,211
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	1,825	1,688,563
Hudson Yards Infrastructure Corp., RB, Series A (AGM), 5.00%, 2/15/47	500	525,415

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2015	5

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 4/01/39	$2,475	$2,782,123
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/39	5,460	6,230,461
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,250	1,409,412
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	640	662,406
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	600	613,572

		26,347,954
North Carolina — 1.6%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,175	2,178,610
North Carolina Medical Care Commission, Refunding RB, University Health System, Series D, 6.25%, 12/01/18 (b)	1,750	2,048,638

		4,227,248
North Dakota — 0.3%
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 7/01/21 (b)	720	853,438
Ohio — 2.3%
City of Cleveland Ohio, RB, Sub Lien, Series A-2, 5.00%, 10/01/37	3,000	3,357,810
Municipal Bonds	Par (000)	Value
Ohio (concluded)
City of Dayton Ohio Airport Revenue, Refunding ARB, James M Cox Dayton International Airport, AMT, 4.00%, 12/01/32	$3,000	$3,033,810

		6,391,620
Oklahoma — 0.8%
Oklahoma City Public Property Authority, Refunding RB:
5.00%, 10/01/36	800	890,288
5.00%, 10/01/39	280	309,596
Oklahoma Municipal Power Authority, RB, Power Supply System, Series A, 4.00%, 1/01/38	1,050	1,077,794

		2,277,678
Oregon — 3.8%
County of Jefferson Oregon, GO, 5.00%, 6/01/40	615	702,158
County of Umatilla Pendleton Oregon School District No. 16R, GO, Series A, 4.00%, 6/15/38	2,365	2,445,315
Lane County School District No. 19 Springfield, GO, CAB, Series B, 0.00%, 6/15/40 (d)	1,500	514,680
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	1,250	1,434,125
State of Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 4/01/45	5,000	5,422,400

		10,518,678
Pennsylvania — 4.1%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	2,535	2,895,629
Delaware River Port Authority, RB:
4.50%, 1/01/32	3,000	3,271,830
Series D (AGM), 5.00%, 1/01/40	3,640	4,034,467
Mckeesport Area School District, GO, CAB, Refunding (NPFGC), 0.00%, 10/01/31 (d)(f)	500	310,440

6	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	$810	$825,868

		11,338,234
Rhode Island — 4.6%
Rhode Island Clean Water Finance Agency Water Pollution Control Revolving Fund, RB, Green Bonds, Series A:
3.50%, 10/01/34	2,205	2,162,598
4.00%, 10/01/44	1,615	1,629,761
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	3,000	3,506,310
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 4/01/28	1,330	1,478,641
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	1,000	1,022,550
Series B, 4.50%, 6/01/45	2,725	2,672,189

		12,472,049
South Carolina — 0.3%
Lexington One School Facilities Corp., Refunding RB, 3.00%, 12/01/27	750	738,675
Tennessee — 2.9%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/40	2,945	3,206,722
County of Chattanooga-Hamilton Hospital Authority, Refunding RB, 5.00%, 10/01/44	875	923,667
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/27	1,135	1,285,297
5.38%, 11/01/28	1,000	1,143,520
Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 8/15/42	$1,200	$1,268,436

		7,827,642
Texas — 9.8%
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B (b):
7.13%, 12/01/18	1,000	1,197,430
7.25%, 12/01/18	2,650	3,184,001
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 0.00%, 11/15/38 (d)	5,000	1,560,450
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	2,200	2,497,594
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/38 (d)	16,780	5,806,887
Leander Independent School District, GO, Refunding CAB Series D, 0.00%, 8/15/35 (d)	6,000	2,575,320
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	1,545	1,682,366
Lower Colorado River Authority, Refunding RB, 4.00%, 5/15/45	3,340	3,354,596
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	1,140	1,296,921
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	3,000	3,575,670

		26,731,235
U.S. Virgin Islands — 0.8%
Virgin Islands Public Finance Authority, Refunding RB, Virgin Islands Gross Receipts, Series C, 4.50%, 10/01/44	2,075	2,110,773

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2015	7

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds		Par (000)	Value
Utah — 0.2%
Utah State Charter School Finance Authority, Refunding RB, Mountainville Academy, 4.00%, 4/15/42		$600	$588,144
Vermont — 3.4%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/37		5,650	5,811,533
Vermont Educational & Health Buildings Financing Agency, Refunding RB, Fletcher Allen Health Hospital, Series B (AGM), 5.00%, 12/01/34		2,420	2,561,255
Vermont Student Assistance Corp., RB, AMT, Series A, 4.25%, 6/15/32		1,050	1,058,243

			9,431,031
Virginia — 0.7%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37		1,755	2,004,456
Washington — 0.9%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/19 (b)		2,100	2,494,674
West Virginia — 0.5%
West Virginia Hospital Finance Authority, Refunding RB, Valley Health System Obligation Group Seriies 2014, 5.00%, 1/01/44		1,350	1,466,735
Wisconsin — 0.8%
WPPI Energy Power Supply Systems, Refunding RB, Series A:
5.00%, 7/01/36		670	753,489
5.00%, 7/01/37		1,330	1,492,459

			2,245,948

Total Municipal Bonds — 135.8%			372,004,924
Municipal Bonds Transferred to Tender Option Bond Trusts		Par (000)	Value
California — 1.9%
State of California, GO, Go, Various Purpose (NPFGC), 5.00%, 6/01/37		5,000	5,328,350
Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 9/01/36		$5,250	$5,542,005
Minnesota — 2.1%
State of Minnesota, RB, Series A, 5.00%, 6/01/38		5,000	5,633,799
New Jersey — 1.1%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (k)		2,861	3,000,199
New York — 9.4%
City of New York New York, GO, Fiscal 2015, Series B, 4.00%, 8/01/32	XXX	1,600	1,672,640
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	USD	690	773,213
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47		4,000	4,427,290
2nd General Resolution, Series FF-2, 5.50%, 6/15/40		810	926,643
Series A, 4.75%, 6/15/30		4,000	4,268,360
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (k)		1,750	1,992,527
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43		4,500	5,167,485
State of New York Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/18 (b)		3,359	3,748,534

8	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts	Par (000)	Value
New York (concluded)
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	$2,360	$2,720,230

		25,696,922
Ohio — 1.7%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	1,740	1,834,151
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,600	2,816,944

		4,651,095
Texas — 1.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,380	2,625,259
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 19.2%		52,477,629
Total Long-Term Investments (Cost — $388,478,415) — 155.0%		424,482,553
Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.02% (l)(m)	5,762,027	$5,762,027
Total Short-Term Securities (Cost — $5,762,027) — 2.1%		5,762,027
Total Investments (Cost — $394,240,442*) — 157.1%		430,244,580
Liabilities in Excess of Other Assets — (0.6)%		(1,710,438)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.5)%		(28,693,834)
VMTP Shares, at Liquidation Value — (46.0)%		(125,900,000)

Net Assets Applicable to Common Shares — 100.0%		$273,940,308

Notes to Schedule of Investments

* As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$365,881,676

Gross unrealized appreciation	$38,529,250
Gross unrealized depreciation	(2,850,901)

Net unrealized appreciation	$35,678,349

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(d)	Zero-coupon bond.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup Global Markets, Inc.	$685,520	$6,186
Wells Fargo Bank N.A.	$923,677	$12,679

(f)	Security is collateralized by municipal or U.S. Treasury obligations.

(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(h)	Non-income producing security.

(i)	Variable rate security. Rate shown is as of report date.

(j)	Represent bonds transferred to a TOB Trust. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a secured borrowing.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2015	9

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

(k)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust certificates and proceeds received from the sale of the security contributed to the TOB Trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires from February 15, 2019 to June 15, 2019, is $3,148,884.

(l)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at July 31, 2015	Income
FFI Institutional Tax-Exempt Fund	4,608,232	1,153,795	5,762,027	$172

(m)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family

•	As of July 31, 2015, financial futures contracts outstanding were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(263)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$33,516,063	$(106,078)

10	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including The Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of July 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	$—	$424,482,553	—	$424,482,553
Short-Term Securities	5,762,027	—	—	5,762,027

Total	$5,762,027	$424,482,553	—	$430,244,580

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest Rate Contracts	$(106,078)	—	—	$(106,078)
[1] See above Schedule of Investments for values in each state or political subdivision
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized (depreciation) on the instrument.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2015	11

Schedule of Investments (concluded)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$355,050	—	—	$355,050
Liabilities:
TOB trust certificates	$—	$(28,684,555)	$—	$(28,684,555)
VMTP Shares	—	(125,900,000)	—	(125,900,000)

Total	$355,050	$(154,584,555)	$—	$(154,229,505)

During the period ended July 31, 2015, there were no transfers between levels.

12	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2015

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 22, 2015